Shareholders’ Equity (Details) - Schedule of Fair Value of Net Proceeds	12 Months Ended
Dec. 31, 2022
Schedule of fair value of net proceeds [Abstract]
Annual dividend yield
Expected life (years)	3 years 6 months
Risk-free interest rate	1.01%
Expected volatility	152.16%